FAIR VALUE	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

13. FAIR VALUE

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:
•	Level 1 — Quoted prices in active markets for identical assets or liabilities
•
Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities
The following table provides the liabilities carried at fair value measured on a recurring basis as of July 31, 2013:

July 31, 2013	Level 1	Level 2	Level 3	Total
Common stock warrant liability, warrants exercisable at $5.625 – $21.25 from May 2013 through August 2017	$—	$	$736,059	$736,059

July 31, 2013
Short-term Convertible Notes Payable at fair value
May 2012 Notes	$—	$	$83,333	$83,333
Asher Notes – May and July 2013			507,830	507,830
Redwood Management LLC			388,751	388,751
JMJ Financial			995,166	995,166
Short-term convertible Notes Payable at fair value			$1,975,080	$1,975,080

October 31, 2012	Level 1	Level 2	Level 3	Total
Common stock warrant liability, warrants exercisable at $6.625 – $21.25 from October 2012 through August 2017	$—	$	$434,136	$434,136

October 31, 2012
Short term Convertible Notes Payable
May 2012 Notes	$—	$	$588,313	$588,313
Hanover PIPE Notes – September & October 2012			362,791	362,791
Magna Exchange Note			333,086	333,086
Asher Note			150,687	150,687
French, Patton & Paterson Notes			208,664	208,664
Short-term convertible Notes and fair value of Embedded Derivative			$1,643,541	$1,643,541

Common stock warrant liability:

July 31, 2013 (Unaudited)
Beginning balance: October 31, 2012	$434,136
Issuance of common stock warrants	1,460,867
Reclassification of warrant liability to equity	—
Exercise of warrants	(795,411)
Issuance of additional warrants due to anti-dilution provisions	30,887
Change in fair value	(394,420)
Balance at July 31, 2013	$736,059

Convertible notes at fair value:

July 31, 2013 (Unaudited)
Beginning balance – October 31, 2012	1,643,541
Issuance of notes	1,238,277
Transfer-out	(1,808,454)
Change in Fair Value of notes	901,716
Ending balance – July 31, 2013	$1,975,080

 15. FAIR VALUE
The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii)knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:
•	Level 1 — Quoted prices in active markets for identical assets or liabilities
•
Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities
The following table provides the liabilities carried at fair value measured on a recurring basis as of October 31, 2012:

October 31, 2012	Level 1	Level 2	Level 3	Total
Common stock warrant liability, warrants exercisable at $0.053 – $0.17 from October 2012 through August 2017	$—	$	$434,136	$434,136
Embedded Derivative Liability				—

October 31, 2012
Short term Convertible Notes Payable
May 2012 Notes	$—	$	$588,313	$588,313
Hanover PIPE Notes – September & October 2012			$362,791	362,791
Magna Exchange Note			$333,086	333,086
Asher Note			$150,687	150,687
French, Patton & Paterson Notes			$208,664	$208,664
Other Short-term Notes Payable – not measured at fair value (net of debt discount of $4,541 related to unamortized OID)				371,968
Short-term convertible Notes and FV of Embedded Derivative				$2,015,509

October 31, 2011	Level 1	Level 2	Level 3	Total
Common stock warrant liability, warrants exercisable at $0.15 – $0.1952 from February 2011 through November 2015	$—	$	$6,391,071	$6,391,071
Embedded derivative liability, convertible at $0.15 from August 2011 through May 2012			$946,046	$946,046

The following table summarizes the changes in fair value of the Company's Level 3 financial instruments for the twelve months ended October 31, 2012 and October 31, 2011.

Common stock warrant liability:

	October 31, 2012	October 31, 2011
Beginning balance at October 31, 2011 and 2010	$6,391,071	$13,006,194
Issuance of common stock warrants	—	600,407
Exercises and Exchanges of warrants	59,572	(1,295,884)
Change in fair value	(923,052)	(3,789,889)
Balance at January 31, 2012 and 2011	$5,527,591	$8,520,828
Issuance of common stock warrants	—	3,111,758
Exercises of warrants	—	(639,960)
Exchanges of warrants	(134,796)	—
Change in fair value	(2,302,707)	4,915,676
Balance at April 30, 2012 and 2011	$3,090,088	$15,908,302
Issuance of common stock warrants	291,400	41,344
Reclassification of liabilities to equity	—
Debt for Equity Exchange: Bridge Notes	(4,750)	—
July Warrant Exchanges	(407,501)	—
Exercises and/or Exchanges of warrants	—	(1,186,959)
Change in fair value	(1,703,252)	(6,826,019)
Balance at July 31, 2012 and 2011	1,265,985	7,936,668
Issuance of common stock warrants	36,134	—
Reclassification of warrant liability to equity	—	(186,908)
Exchange of warrants	—	816,259
Issuance of additional warrants due to anti-dilution provisions	150	—
Change in fair value	(868,133)	(2,174,948)
Balance at October 31, 2012 and 2011	434,136	6,391,071

Embedded Derivative Liability

	October 31, 2012	October 31, 2011
Beginning balance at October 31, 2011 and 2010	$946,046	$81,028
Issuance of embedded derivatives associated with convertible notes	306,568	3,505,605
Note Conversions and Payoffs	(836,468)	(683,977)
Debt for Equity Exchange	(115,046)	(190,449)
Change in fair value	(301,100)	(1,766,161)
Ending balance	$—	$946,046
October 31, 2012
May 2012 Notes
Issuance of notes	687,000
Issuance of C/S warrants	(291,400)
Changes in fair value	192,713
$588,313
October 31, 2012
Hanover PIPE Notes
Issuance of notes	265,000
Changes in fair value	97,791
$362,791

October 31, 2012
Magna Exchange Note
Issuance of notes	400,075
Conversions to common stock	(100,000)
Changes in fair value	33,011
$333,086
Asher Note
Issuance of notes	103,500
Changes in fair value	47,187
$150,687
French, Patton & Paterson Notes
Issuance of notes	175,000
Issuance of warrants	(36,134)
Changes in fair value	69,798
$208,664